UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period October 1, 2015 to December 31, 2015

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

Date of Report (Date of earliest event reported):  January 27, 2016

ColFin Falcon Funding, LLC
Name of Securitizer

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0001633874

David Palamé, Assistant Secretary, ColFin Falcon Funding, LLC (212) 230-3325
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

ColFin Falcon Funding, LLC, as securitizer, on behalf of itself and its affiliate ColFin BAM Funding, LLC, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  Colony Multifamily Mortgage Trust 2014-1, Commercial Mortgage Pass-Through Certificates, Series 2014-1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ColFin Falcon Funding, LLC (Securitizer)

By:	/s/ Ronald M. Sanders
Name:	Ronald M. Sanders
Title:	Vice President

Date:  January 27, 2016

Form ABS-15G